UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2022

Date of reporting period:  October 31, 2021

Item 1. Reports to Stockholders.

(a)

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2021

Logan Capital Large Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	25
Notice to Shareholders	27
Statement Regarding Liquidity Risk Management Program	28
Privacy Notice	29

Logan Capital Large Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2021 (Unaudited)

Percentages represent market value as a percentage of total investments.

Note: For presentation purposes, the Fund has grouped some of the industry categories.  For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
at October 31, 2021 (Unaudited)

COMMON STOCKS – 100.05%	Shares	Value

Capital Goods – 4.87%
Fastenal Co.	22,948	$1,309,872
Nordson Corp.	3,116	792,118
United Rentals, Inc. (a)	2,548	965,972
		3,067,962

Commercial & Professional Services – 4.15%
Cintas Corp.	2,731	1,182,796
Copart, Inc. (a)	5,898	915,901
Insperity, Inc.	4,149	518,625
		2,617,322

Consumer Durables & Apparel – 3.80%
Lululemon Athletica, Inc. (a)	1,669	777,771
Nike, Inc.	5,970	998,721
YETI Holdings, Inc. (a)	6,248	614,366
		2,390,858

Consumer Services – 1.81%
Starbucks Corp.	10,737	1,138,874

Diversified Financials – 2.01%
Coinbase Global, Inc. (a)	2,396	765,330
OneMain Holdings, Inc.	9,495	501,431
		1,266,761

Food, Beverage & Tobacco – 3.01%
Constellation Brands, Inc.	3,171	687,504
Monster Beverage Corp. (a)	14,228	1,209,380
		1,896,884

Household & Personal Products – 3.09%
Estee Lauder Cos., Inc.	5,993	1,943,710

Materials – 1.72%
Sherwin-Williams Co.	3,422	1,083,439

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2021 (Unaudited)

COMMON STOCKS – 100.05% (Continued)	Shares	Value

Media & Entertainment – 14.72%
Alphabet, Inc. – Class A (a)	606	$1,794,318
Alphabet, Inc. – Class C (a)(b)	418	1,239,541
Electronic Arts, Inc.	6,650	932,663
Meta Platforms, Inc. (a)	5,641	1,825,258
Netflix, Inc. (a)	5,039	3,478,472
		9,270,252

Pharmaceuticals, Biotechnology & Life Sciences – 9.85%
Agilent Technologies, Inc.	5,234	824,303
Charles River Laboratories International, Inc. (a)	1,637	734,489
IQVIA Holdings, Inc. (a)	2,879	752,628
Mettler-Toledo International, Inc. (a)	1,100	1,628,968
Waters Corp. (a)	2,955	1,086,110
Zoetis, Inc.	5,449	1,178,074
		6,204,572

Retailing – 15.71%
Amazon.com, Inc. (a)	873	2,944,131
Burlington Stores, Inc. (a)	1,356	374,649
Dick’s Sporting Goods, Inc.	12,569	1,561,196
Home Depot, Inc.	1,895	704,447
Lithia Motors, Inc.	3,825	1,221,017
Pool Corp.	1,067	549,676
RH (a)	944	622,691
Williams-Sonoma, Inc.	10,336	1,919,705
		9,897,512

Semiconductors & Semiconductor Equipment – 7.60%
Broadcom, Inc.	5,010	2,663,667
KLA Corp.	5,691	2,121,377
		4,785,044

Software & Services – 14.09%
Adobe Systems, Inc. (a)	1,781	1,158,291
Cognizant Technology Solutions Corp. – Class A	7,722	603,011
EPAM Systems, Inc. (a)	2,423	1,631,261
MasterCard, Inc.	7,119	2,388,567
Paycom Software, Inc. (a)	3,103	1,699,979

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2021 (Unaudited)

COMMON STOCKS – 100.05% (Continued)	Shares	Value

Software & Services – 14.09% (Continued)
Trade Desk, Inc. (a)	12,141	$909,482
TTEC Holdings, Inc.	5,167	487,713
		8,878,304

Technology Hardware & Equipment – 11.39%
Amphenol Corp.	24,874	1,909,577
Apple, Inc.	21,972	3,291,406
CDW Corp. of Delaware	2,843	530,646
IPG Photonics Corp. (a)	2,628	417,878
Trimble, Inc. (a)	6,623	578,651
Zebra Technologies Corp. – Class A (a)	839	447,984
		7,176,142

Transportation – 2.23%
Old Dominion Freight Line, Inc.	4,117	1,405,338
TOTAL COMMON STOCKS
(Cost $21,815,778)		63,022,974

MONEY MARKET FUND – 0.16%
Fidelity Government Portfolio – Class I, 0.01% (c)	99,146	99,146
TOTAL MONEY MARKET FUND
(Cost $99,146)		99,146
TOTAL INVESTMENTS
(Cost $21,914,924) – 100.21%		63,122,120
Liabilities in Excess of Other Assets – (0.21)%		(133,641)
TOTAL NET ASSETS – 100.00%		$62,988,479

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Logan Capital Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $21,914,924)	$63,122,120
Receivables
Dividends and interest	18,259
Prepaid expenses	1,788
Total assets	63,142,167

Liabilities:
Payables
Advisory fee (Note 4)	38,889
Audit fees	33,843
Administration and accounting fees	26,335
12b-1 distribution fees – Investor Class	25,632
Transfer agent fees and expenses	13,271
Shareholder reporting	6,717
Chief Compliance Officer fee	4,641
Legal fees	1,943
Custody fees	1,299
Accrued expenses and other payables	1,118
Total liabilities	153,688
Net assets	$62,988,479

Net assets consist of:
Paid-in capital	$17,360,413
Total distributable earnings	45,628,066
Net assets	$62,988,479

Investor Class:
Net assets applicable to outstanding Investor Class shares	$18,880,006
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	436,636
Net asset value, offering price and redemption price per share(1)	$43.24

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$44,108,473
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	995,984
Net asset value, offering price and redemption price per share(1)	$44.29

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2021 (Unaudited)

Investment income:
Dividends	$298,503
Interest	17
Total investment income	298,520

Expenses:
Investment advisory fees (Note 4)	196,346
Administration and accounting fees (Note 4)	42,854
12b-1 distribution fees – Investor Class (Note 5)	22,236
Transfer agent fees and expenses (Note 4)	19,359
Federal and state registration fees	13,163
Audit fees	11,343
Chief Compliance Officer fees (Note 4)	7,141
Trustee fees and expenses	7,116
Legal fees	5,558
Reports to shareholders	4,283
Custody fees (Note 4)	2,860
Insurance expense	1,438
Other expenses	3,307
Total expenses before advisory fee recoupment	337,004
Advisory fee recoupment (Note 4)	29,592
Net expenses	366,596
Net investment loss	(68,076)

Realized and unrealized gain on investments:
Net realized gain on transactions on investments	3,669,204
Net change in unrealized appreciation on investments	3,013,052
Net realized and unrealized gain on investments	6,682,256
Net increase in net assets resulting from operations	$6,614,180

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
Operations:
Net investment loss	$(68,076)	$(238,656)
Net realized gain on investments	3,669,204	3,596,198
Net change in unrealized appreciation on investments	3,013,052	18,135,086
Net increase in net assets
resulting from operations	6,614,180	21,492,628

Distributions to Shareholders:
Investor Class	—	(740,349)
Institutional Class	—	(1,848,933)
Total distributions to shareholders	—	(2,589,282)

Capital Share Transactions:
Proceeds from shares sold
Investor Class shares	493,464	2,893,146
Institutional Class shares	4,950	26,653
Proceeds from shares issued to holders
in reinvestment of dividends
Investor Class shares	—	740,350
Institutional Class shares	—	1,848,933
Cost of shares redeemed
Investor Class shares	(225,664)	(1,274,648)
Institutional Class shares	(1,547,116)	(2,592,851)
Redemption fees retained
Investor Class shares	13	87
Institutional Class shares	32	242
Net increase/(decrease) in net assets
from capital share transactions	(1,274,321)	1,641,912
Total increase in net assets	5,339,859	20,545,258

Net Assets:
Beginning of period	57,648,620	37,103,362
End of period	$62,988,479	$57,648,620

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
Changes in Shares Outstanding:
Shares sold
Investor Class shares	12,604	90,317
Institutional Class shares	117	848
Shares issued to holders in reinvestment of dividends
Investor Class shares	—	21,318
Institutional Class shares	—	52,097
Shares redeemed
Investor Class shares	(5,499)	(40,640)
Institutional Class shares	(35,059)	(80,721)
Net increase/(decrease) in shares outstanding	(27,837)	43,219

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class
	Six Months Ended
	October 31, 2021
	(Unaudited)
Net Asset Value – Beginning of Period	$38.84

Income from Investment Operations:
Net investment loss	(0.08	)^
Net realized and unrealized gain on investments	4.48
Total from investment operations	4.40

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees	0.00	^~
Net Asset Value – End of Period	$43.24

Total Return	11.33	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$18,880
Ratio of expenses to average net assets:
Before fee waivers and recoupment	1.29	%#
After fee waivers and recoupment	1.39	%#
Ratio of net investment loss to average net assets:
Before fee waivers and recoupment	(0.30	)%#
After fee waivers and recoupment	(0.40	)%#
Portfolio turnover rate	9	%+

^	Based on average shares outstanding.
~	Amount is less than $0.01.
+	Not annualized.
#	Annualized.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2021	2020	2019	2018	2017
$25.81	$25.17	$21.97	$18.27	$15.15

(0.23)^	(0.17)^	(0.15)^	(0.10)	(0.16)
15.14	0.90	3.90	3.80	3.28
14.91	0.73	3.75	3.70	3.12

(1.88)	(0.11)	(0.55)	—	—
(1.88)	(0.11)	(0.55)	—	—
0.00 ^~	0.02 ^	0.00 ^~	0.00 ~	0.00 ~
$38.84	$25.81	$25.17	$21.97	$18.27

58.64%	2.97%	17.67%	20.25%	20.59%

$16,685	$9,253	$10,326	$8,971	$6,078

1.38%	1.54%	1.58%	1.56%	1.76%
1.42%	1.49%	1.49%	1.41%	1.49%

(0.64)%	(0.71)%	(0.76)%	(0.82)%	(1.10)%
(0.68)%	(0.66)%	(0.67)%	(0.67)%	(0.83)%
11%	12%	7%	8%	9%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months Ended
	October 31, 2021
	(Unaudited)
Net Asset Value – Beginning of Period	$39.73

Income from Investment Operations:
Net investment loss	(0.03	)^
Net realized and unrealized gain on investments	4.59
Total from investment operations	4.56

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees	0.00	^~
Net Asset Value – End of Period	$44.29

Total return	11.48	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$44,108
Ratio of expenses to average net assets:
Before fee waivers and recoupment	1.04	%#
After fee waivers and recoupment	1.14	%#
Ratio of net investment loss to average net assets:
Before fee waivers and recoupment	(0.05	)%#
After fee waivers and recoupment	(0.15	)%#
Portfolio turnover rate	9	%+

^	Based on average shares outstanding.
~	Amount is less than $0.01.
+	Not annualized.
#	Annualized.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2021	2020	2019	2018	2017
$26.31	$25.61	$22.29	$18.50	$15.30

(0.15)^	(0.10)^	(0.10)^	(0.10)	(0.10)
15.45	0.91	3.97	3.89	3.30
15.30	0.81	3.87	3.79	3.20

(1.88)	(0.11)	(0.55)	—	—
(1.88)	(0.11)	(0.55)	—	—
0.00 ^~	—	—	—	—
$39.73	$26.31	$25.61	$22.29	$18.50

59.01%	3.15%	17.95%	20.49%	20.92%

$40,964	$27,850	$24,936	$21,140	$17,551

1.13%	1.29%	1.33%	1.39%	1.51%
1.17%	1.24%	1.24%	1.24%	1.24%

(0.39)%	(0.46)%	(0.51)%	(0.65)%	(0.85)%
(0.43)%	(0.41)%	(0.42)%	(0.50)%	(0.58)%
11%	12%	7%	8%	9%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Refer to Note 13 for more information about subsequent events.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,270,252	$—	$—	$9,270,252
Consumer Discretionary	13,427,243	—	—	13,427,243
Consumer Staples	3,840,594	—	—	3,840,594
Financials	1,266,762	—	—	1,266,762
Health Care	6,204,572	—	—	6,204,572
Industrials	7,090,622	—	—	7,090,622
Information Technology	20,839,490	—	—	20,839,490
Materials	1,083,439	—	—	1,083,439
Total Common Stocks	63,022,974	—	—	63,022,974
Money Market Fund	99,146	—	—	99,146
Total Investments	$63,122,120	$—	$—	$63,122,120

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Logan Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% based upon the average daily net assets of the Fund.  For the six months ended October 31, 2021, the Fund incurred $196,346 in advisory fees.  Advisory fees payable at October 31, 2021 for the Fund were $38,889.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and dividends on securities sold short, extraordinary expenses, 12b-1 fees, shareholder servicing fees, and other class specific expenses) do not exceed 1.14% of the average daily net assets.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board review and approval.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2021, the

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

Advisor recouped $29,592 in previously waived expenses. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

4/30/2023	4/30/2024	Total
$10,406	$5,241	$15,647

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2021 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC. On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The Board approved continuing the distribution agreement with Quasar at the close of the transaction on September 30, 2021.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan allows the payment of a monthly fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months October 31, 2021, the 12b-1 distribution fees incurred under the Plan by the Fund’s Investor Class shares are disclosed in the statement of operations.

NOTE 6 – SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets. Payments to the Advisor under the Agreement may reimburse the

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended October 31, 2021, the Fund did not accrue shareholder servicing fees.

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$5,133,492	$6,243,457

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – LINE OF CREDIT

The Fund has a secured line of credit in the amount of $4,200,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended October 31, 2021, the Fund did not draw upon its line of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended October 31, 2021 and the year ended April 30, 2021 was as follows:

	Six Months Ended	Year Ended
	October 31, 2021	April 30, 2021
Long-Term Capital Gains	$—	$2,589,282

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

As of April 30, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$19,612,878
Gross unrealized appreciation	38,331,148
Gross unrealized depreciation	(202,729)
Net unrealized appreciation(a)	38,128,419
Undistributed long-term capital gains	992,516
Total distributable earnings	992,516
Other accumulated gains/(losses)	(107,049)
Total accumulated earnings/(losses)	$39,013,886

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and post 30-day wash sales.

At April 30, 2021, the Fund deferred, on a tax basis, ordinary late year losses of $107,049.

NOTE 10 – OTHER TAX INFORMATION

The Fund declared the payment of a distribution to be paid, on December 10, 2021, to shareholders of record on December 9, 2021 as follows:

Long-Term Capital Gains
$3.01163

NOTE 11 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides additional information regarding these and other risks of investing in the Fund.

Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021 (Unaudited)

conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Equity Securities Risk.  The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.

NOTE 12 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, U.S. Bank N.A., for the benefit of North Star Mutual Equity Logan and Charles Schwab & Co., Inc. owned 59.92% and 30.17%, respectively, of the outstanding shares of the Fund.

NOTE 13 – SUBSEQUENT EVENTS

Based on a recommendation of the Advisor, on September 22, 2021, the Board approved converting the Investor Class shares into Institutional Class shares and then closing the Investor Class shares of the Logan Capital Large Cap Growth Fund (the “Fund”) after the close of business on November 12, 2021.

Based on a recommendation from the Advisor, on September 22, 2021, the Board approved an Agreement and Plan of Reorganization whereby the Fund will be reorganized into the Logan Capital Large Cap Growth ETF (the “Logan ETF”), a newly-created series of the Trust (the “Reorganization”).

The Reorganization, which is expected to be tax free to the shareholders of the Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Fund to the Logan ETF, in exchange for shares of the Logan ETF. Shareholders of Institutional Class shares of the Fund will then receive shares of the Logan ETF equivalent in aggregate net asset value to the aggregate net asset value of their shares in the Fund at the time of the Reorganization. The Fund will then be dissolved. These events are currently expected to occur sometime in the first quarter of 2022.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE
October 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE (Continued)
October 31, 2021 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2021	10/31/2021	5/1/2021 – 10/31/2021
Actual
Investor Class	$1,000.00	$1,113.30	$7.40
Institutional Class	$1,000.00	$1,114.80	$6.08
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,018.20	$7.07
Institutional Class	$1,000.00	$1,019.46	$5.80

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 1.39% and 1.14%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period of operations).

Logan Capital Large Cap Growth Fund

NOTICE TO SHAREHOLDERS
at October 31, 2021 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-855-215-1200 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Logan Capital Large Cap Growth Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
at October 31, 2021 (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Advisor’s Director of Trading to serve as the administrator of the program. The Director of Trading conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s Director of Trading manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Director of Trading’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2020 through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the Director of Trading provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Logan Capital Large Cap Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Logan Capital Management, Inc.
3843 West Chester Pike, Suite 150
Newtown Square, PA 19073

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(855) 215-1200

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

(b)  Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman_
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman_
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date   1/7/2022

By (Signature and Title)*   /s/ Cheryl L. King_
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   1/6/2022

* Print the name and title of each signing officer under his or her signature.